Commitments and Contingencies - Additional Information (Detail)	12 Months Ended				1 Months Ended				12 Months Ended										12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jan. 31, 2015 Subsequent Event [Member] USD ($)	Jan. 31, 2015 Subsequent Event [Member] CNY	Apr. 20, 2015 Subsequent Event [Member] Lawsuits	Apr. 20, 2015 Xunlei Kankan and online game business [Member] Subsequent Event [Member] Lawsuits	Dec. 31, 2014 Rental commitments [Member] USD ($)	Dec. 31, 2013 Rental commitments [Member] USD ($)	Dec. 31, 2012 Rental commitments [Member] USD ($)	Dec. 31, 2014 Bandwidth Lease Commitments [Member] USD ($)	Dec. 31, 2013 Bandwidth Lease Commitments [Member] USD ($)	Dec. 31, 2012 Bandwidth Lease Commitments [Member] USD ($)	Dec. 31, 2014 Content Copyrights [Member] USD ($)	Apr. 20, 2015 Content Copyrights [Member] Subsequent Event [Member] Lawsuits	Mar. 31, 2015 Content Copyrights [Member] Xunlei Kankan and online game business [Member] Subsequent Event [Member] Lawsuits	Mar. 31, 2015 Content Copyrights [Member] Online video services [Member] Subsequent Event [Member] Lawsuits	Dec. 31, 2014 Online game licenses [Member] USD ($)
Loss Contingencies [Line Items]
Total lease expenses									$ 3,068,000	$ 2,786,000	$ 2,390,000	$ 40,373,000	$ 35,454,000	$ 22,211,000
Irrevocable purchase obligations															5,789,600
Legal and litigation related expenses	1,073,000		263,000	760,000
Number of lawsuits pending							24	2								22	12	10
Aggregate amount of claimed damages	310,000	1,880,000			1,370,000	8,400,000
Accrued litigation related expenses	451,000		288,000
Additional aggregate amount of claimed damages					$ 350,000	2,170,000